Revenue	12 Months Ended
Jun. 30, 2019
Text block [abstract]
Revenue

2    Revenue

Revenue by segment and asset

	2019 US$M	2018 US$M	2017 US$M
Australia Production Unit	507	568	601
Bass Strait	1,237	1,285	1,096
North West Shelf	1,657	1,400	1,190
Atlantis	979	833	677
Shenzi	540	576	509
Mad Dog	319	229	202
Trinidad/Tobago	287	161	110
Algeria	258	234	212
Third party products	10	12	9
Other	136	110	116

Total Petroleum (1)	5,930	5,408	4,722

Escondida	6,876	8,346	4,242
Pampa Norte	1,502	1,831	1,401
Olympic Dam	1,351	1,255	1,287
Third party products	1,109	1,349	1,012

Total Copper (2)	10,838	12,781	7,942

Western Australia Iron Ore	17,066	14,596	14,395
Third party products	32	54	81
Other	157	160	148

Total Iron Ore	17,255	14,810	14,624

Queensland Coal	7,679	7,388	6,316
New South Wales Energy Coal	1,421	1,499	1,251
Third party products	19	2	–
Other	2	–	11

Total Coal (3)	9,121	8,889	7,578

Group and unallocated items (4)	1,225	1,329	975
Inter-segment adjustment	(81)	(88)	(101)

Total revenue	44,288	43,129	35,740

(1)

Total Petroleum revenue includes: crude oil US$3,171 million (2018: US$2,933 million; 2017: US$2,528 million), natural gas US$1,259 million (2018: US$1,124 million; 2017: US$1,029 million), LNG US$1,179 million (2018: US$920 million; 2017: US$858 million), NGL US$263 million (2018: US$294 million; 2017: US$265 million) and other US$58 million (2018: US$137 million; 2017: US$42 million).

(2)

Total Copper revenue includes: copper US$10,215 million (2018: US$12,059 million; 2017: US$7,323 million) and other US$623 million (2018: US$722 million; 2017: US$619 million). Other consists of silver, zinc, molybdenum, uranium and gold.

(3)	Total Coal revenue includes: metallurgical coal US$7,568 million (2018: US$7,331 million; 2017: US$6,266 million) and thermal coal US$1,553 million (2018: US$1,558 million; 2017: US$1,312 million).

(4)	Group and unallocated items revenue includes: Nickel West US$1,193 million (2018: US$1,297 million; 2017: US$950 million) and other revenue US$32 million (2018: US$32 million; 2017: US$25 million).

Revenue consists of revenue from contracts with customers of US$44,361 million (2018: US$42,748 million; 2017: US$35,036 million) and other revenue of US$(73) million (2018: US$381 million; 2017: US$704 million).

Recognition and measurement

The Group generates revenue from the production and sale of commodities. Revenue is recognised when or as control of the promised goods or services passes to the customer. In most instances, control passes when the goods are delivered to a destination specified by the customer, typically on board the customer’s appointed vessel. Revenue from the provision of services is recognised over time, but does not represent a significant proportion of total revenue and is aggregated with the respective asset and product revenue for disclosure purposes. The amount of revenue recognised reflects the consideration to which the Group expects to be entitled in exchange for the goods or services.

Where the Group’s sales are provisionally priced, the final price depends on future index prices. The amount of revenue initially recognised is based on the relevant forward market price. Adjustments between the provisional and final price are accounted for under IFRS 9/AASB 9 ‘Financial Instruments’ (IFRS 9) and separately recorded as other revenue. The period between provisional pricing and final invoicing is typically between 60 and 120 days.

Revenue from concentrate is net of treatment costs and refining charges.

Revenue from the sale of significant by-products is included within revenue. Where a by-product is not significant, revenue is credited against costs.

The Group applies the practical expedient to not adjust the expected consideration for the effects of the time value of money if the period between the delivery and when the customer pays for the promised good or service is one year or less.

For commodity sales contracts, each individual metric unit is a separate performance obligation. Where the Group has contracts with unfulfilled performance obligations at period end, it is required to disclose the transaction price allocated to these performance obligations. The Group applies the practical expedient to not disclose this information for contracts with an expected duration of one year or less. The Group has a number of long-term contracts which are primarily priced on variable terms, based on quoted index prices near the time of delivery, and at times include fixed pricing components. Fixed pricing components, such as premiums and other charges, do not represent a significant proportion of the total price. Any estimate of the future transaction price would exclude estimated amounts of variable consideration. The amount of future consideration from fixed pricing components has not been disclosed, as the Group does not consider this relevant or useful information.